(ICON)

Prudential
Small
Company
Value
Fund, Inc.
---------------------------
(formerly Prudential
Small Companies
Fund, Inc.)

ANNUAL
REPORT
Sept. 30, 1997

(LOGO)

Prudential Small Company
Value Fund, Inc.

Performance At A Glance.
The Prudential Small Company Value Fund performed exceptionally well over the
12 months that ended September 30, beating the average small company fund by 15 percentage points, as measured by Lipper
Analytical Services. The Fund also
topped the Russell 2000 Index, a broad-based measure of small companies we favor. Our performance was primarily the result of three factors: our stock selection, merger and acquisition activity involving stocks we owned, and investors generally favoring small company value stocks.

Cumulative Total Returns1                     As
of 9/30/97

                           One        Five
Ten       Since
                           Year       Years
Years    Inception2
      Class A              45.92%     169.04%
N/A       275.91%
      Class B              44.91      159.15
266.66%    794.24
      Class C              44.91      N/A
N/A        105.97
      Class Z              46.38      N/A
N/A         63.81
      Lipper Small
      Co. Growth Fds3      29.79      162.84
290.33       ***

Average Annual Total Returns1
As of 9/30/97

                           One      Five
Ten       Since
                           Year     Years
Years    Inception2
      Class A              38.63%   20.65%
N/A       18.01%
      Class B              39.91    20.89
13.88%     13.86
      Class C              43.91    N/A
N/A        25.65
      Class Z              46.38    N/A
N/A        36.60

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2Inception dates: Class A, 1/22/90;  Class B,
11/13/80; Class C, 8/1/94; Class
Z, 3/1/96.

3These are average returns for the 433 funds for one year, 125 for five years and 52 for 10 years.

*** Lipper Since Inceptions returns are: Class A,
271.47%; Class B, 697.05%;
Class C, 108.85%; and Class Z, 45.25% for all funds in each share class.

How Investments Compared.
   (As of 9/30/97)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns historically have been lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but historically their returns have been generally among the lowest of the major investment categories.

Roger Ford and Jay S. Kaplan, Fund Managers
(PHOTOS)

Portfolio
Managers' Report
The Prudential Small Company Value Fund invests in stocks of small companies
(those with a total market capitalization of $1.5 billion or less), mostly located in the U.S. We follow a traditional value investment style: we look for good businesses with sound management that are selling for what we believe to be substantially less than a fair price.
Historically, stocks of small
companies have fluctuated a great deal, so we try to buy when they are bargains and sell when they are expensive. We are seeking consistent, above average, risk-adjusted returns. There can be no assurance that the Fund will achieve its investment objective of capital growth.

We Changed Our Name.
We changed our Fund's name because we wanted to emphasize the distinctive feature of our investment approach: our strict value style. Our strategy has not changed -- we're not just buying stocks: we buy into good businesses that are selling for less than we think they're worth.
We look for companies where
good news can take the average investor by surprise.

Strategy Session.
--------------------------------------------------
-----------------------------
We purchase stocks that are inexpensive on the basis of price/cash flow, price/earnings, price/book value, asset values, break-up values and private market values. We tend to focus on cash flow, because free cash enables good managers to invest in new opportunities, pay back debt, and otherwise add value for investors. Our stocks are typically among the 15% to 20% lowest priced small companies.

We also look for companies that are not followed by many analysts, where good news can push prices up sharply, and we look for a catalyst that is likely to produce a major shift in share price, such as a restructuring, merger, asset sale, acquisition, spin-off or management change.

Following this discipline, more than 38% of the portfolio was in industrials as of September 30. The economy is good, interest rates are low, and economic growth is fast enough to keep profits rising, but slow enough to avoid inflation. Suppliers to basic American industry are prospering.

When we shop for bargains, we hope that either the market or an acquirer will eventually pay us what we think these companies are worth. Fifteen of our companies have been the targets of merger or acquisition activity this year, typically by competitors that wanted to increase their market share. With a lot of money chasing a few companies, buyers are typically paying premium prices.

      Portfolio Composition
Sectors expressed as a percentage of
     net assets as of 9/30/97.
            (CHART)

What Went Well.
-------------------------------------------------
Urge To Merge. . .
Buying inexpensive companies allowed us to benefit from mergers and acquisitions. Over the past year, this was a major contributor to our strong performance. For example, we held a substantial number of financial companies, four of which -- three insurance companies and a savings and loan institution -- were involved in takeover activity.
Two of the insurance
companies were small annuity businesses. Annuities have economies of scale that make it difficult for small firms to offer competitive products, but they are a growth business and annuity customers are valuable. They make good acquisitions.

 . . . Break Up . . .
We did particularly well on Kansas City Southern.
Investors had priced the
company as a railroad, but it also owns Janus
Capital and Berger Associates --
two very successful mutual fund companies -- and DST Systems, a data processor for mutual funds. We bought this financial services firm disguised as a railroad. The company is planning to separate its businesses, and we are benefitting from investors' focus on the higher valuations accorded to asset-management firms.

 . . . Or Consolidate.
Applied Industrial Technologiesis our third largest portfolio holding and returned 87% over the past 12 months. Applied is in industrial distribution:
shipping spare parts to factories. It is growing because the industry is consolidating from a large number of small local distributors to nationwide suppliers. Companies are reducing the number of suppliers they use to improve productivity. We have one of the winners -- a company that recently grew significantly by acquisition.

What Could Have Gone Better.
-------------------------------------------------
Too Much Cash.
Over the course of the year we generally held between 10% and 15% of assets in cash, which came in quickly from new investors, profit taking, and merger proceeds. Our investment discipline kept us from investing it as quickly as we would have liked, restraining performance.

Too Little Oil Service.
We missed opportunities in the oil service sector.
The energy stocks we owned
were entirely in exploration and production.
However, oil service companies
were the best performing energy stocks. Demand for oil extraction equipment was very strong.

Five Largest Holdings.
2.3%  Universal Health
      Hospital Management
2.1%  Financial Security
      Assurance
      Insurance
2.0%  Applied Industrial
      Technologies
      Misc. Industrial
2.0%  Blount International
      Industrial
1.8%  Vintage Petroleum
      Oil Exploration &
      Production

Expressed as a percentage of net assetsas of 9/30/97.

Looking Ahead.
Stock prices are high and subject to rapid swings as recent events have demonstrated. We are focusing more than usual on assessing the potential risk should either a specific company or stock prices in general drift lower. We are buying more stock of companies that we know well and that have established track records.

On the other hand, the U.S. economy is expanding at a moderate growth rate -- about 2.5% to 3.0% a year. There is little threat of higher interest rates or inflation. The companies we buy are focused on local markets and are generally unaffected by overseas turmoil. The management of our companies feel good about their business prospects. So we believe that we've assembled a strong portfolio for these uncertain times.

Jay Kaplan -- It's Great To Have A Nice Year,
But...
--------------------------------------------------
-----------------------------
Jay Kaplan, co-portfolio manager of the Prudential
Small Company Value Fund,
says consistency of return is the true measure of success.

Q. You've had a very successful year.
How did you do it?

A. Many things went our way this year. Clearly, we picked the right stocks.
Small company stocks rallied. And mergers and acquisitions helped. It's nice to have a great year, but we're really shooting for consistently above-average returns, year after year. Instead of swinging for home runs, we're trying to hit a lot of singles and doubles. We'll get an occasional grand slam -- as we did this year -- but we try really hard not to strike out. We hold positions in well over 100 stocks. Generally, if about 2% of the Fund is in one stock it's because it appreciated to that level.

Prices of small company stocks are volatile, so we focus on putting a rational value on the underlying businesses. When the stock market wants to give us one for much less than we think it's worth, we take the business. Then we hold it until someone wants to pay us what we think the business is worth. Or more.
Because we try to stay with managements that are building value, our turnover is low -- 58% in 1997, compared with the 93% small company average (according to Morningstar).

Q. That is classic value investing, as taught by Ben Graham, isn't it?

A. It's a strategy that has worked. We take other lessons from classic value investing: we pay attention to the people, not just the financial statements.
This is particularly important with small businesses. We talk to a lot of people, not only on Wall Street, but all around the country. When we talk to the managers of a business we are interested in, we also ask them about their suppliers, their competitors and other businesses with which they are familiar.
We get to know what they are like and they alert us to new opportunities.

Q. You make it sound personal. Isn't investing about financial data -- numbers?

A. Of course the numbers are important. We scrutinize the financial statements and we project earnings, but after the numbers are in, you still have to make a judgment about whether the management can make the business grow -- what is the probability of realizing those estimates?
Investment decisions are the free
enterprise system's way of allocating capital to entrepreneurial firms. It's about more than quarterly returns.

(PHOTO)

President's Letter
November 12, 1997
--------------------------------------------------
-----------------------------
                             Keep Events In
Perspective.

Dear Shareholder:
For investors, the late October decline
experienced by the financial markets
was unsettling -- but let's put events in perspective.

October's downturn was the third significant one this year. Stock prices fell sharply in early spring and dropped again in late summer. Yet following each episode the financial markets recovered most of the lost ground. That's very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

Despite the recent volatility, it has been a very good year for investors.
Plus, the U.S. economy is strong, inflation remains low, and unemployment is down. At the end of the sell-off on October 27, the Standard & Poor's 500 Index had still gained more than 18% for the year. The
Dow Jones Industrial Average
was also up 11% and the Nasdaq Composite nearly
19%.

Here are a few more thoughts that may help you during times of market uncertainty:

- Keep your expectations realistic. Seasoned investors know that financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. As a matter of fact, the S&P 500 rose more than 280% from the time of the last major market downturn (October 31, 1987) through December 31,
1996, according to Lipper
Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it.
While past performance is not indicative of future results, historically, investors have profited by taking advantage of the long-term growth potential of U.S. stocks.

- We're on your side.  Your Prudential Securities
Financial Advisor or Pruco
Securities Registered Representative can help you understand what's happening in the financial markets. Why not call him or her today?

Thank you for your continued confidence in Prudential Mutual Funds and
Annuities. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of          PRUDENTIAL
SMALL COMPANY
September 30, 1997                      VALUE
FUND, INC.
--------------------------------------------------
----------
--------------------------------------------------
----------

Shares       Description                    Value
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--89.9%
COMMON STOCKS--89.1%
--------------------------------------------------
----------
Aerospace/Defense--1.3%
 139,600     Doncasters PLC (ADR) (United
                Kingdom) (a)                     $
4,188,000
 184,200     Precision Castparts Corp.
11,973,000
                                                 -
-------------

16,161,000
--------------------------------------------------
-------------
Automotive--0.9%
  43,200     Dura Automotive Systems, Inc. (a)
1,360,800
 345,500     Strattec Security Corp. (a)
9,609,219
                                                 -
-------------

10,970,019
--------------------------------------------------
-------------
Building & Construction--0.9%
 365,800     Crossmann Communities, Inc. (a)
8,276,225
  93,100     NVR, Inc. (a)
2,420,600
                                                 -
-------------

10,696,825
--------------------------------------------------
-------------
Building & Products--0.8%
 561,700     Cameron Ashley Building Products
                (a)
10,251,025
--------------------------------------------------
-------------
Business Services--0.5%
 254,100     World Fuel Services Corp.
6,320,738
--------------------------------------------------
-------------
Cellular Communications--1.7%
 784,600     Centennial Cellular Corp. (a)
13,436,275
 437,500     Vanguard Cellular System, Inc.
                Class A (a)
6,890,625
                                                 -
-------------

20,326,900
--------------------------------------------------
-------------
Chemicals--1.0%
 983,300     Agrium, Inc. (Canada)
11,799,600
--------------------------------------------------
-------------
Computer Software & Services--1.1%
 530,400     Banctec, Inc. (a)
14,121,900
Consumer Services--0.6%
  86,100     Pittston Brinkclquos Group          $
3,449,381
 398,210     Right Management Consultants,
                Inc. (a)
4,081,653
                                                 -
-------------

7,531,034
--------------------------------------------------
-------------
Containers & Packaging--2.7%
 353,000     ACX Technologies, Inc. (a)
9,398,625
 203,400     Ball Corp.
7,080,862
  79,800     Ivex Packaging Corp. (a)
1,276,800
 208,300     Shorewood Packaging Corp. (a)
4,973,163
 624,200     U.S. Can Corp. (a)
10,377,325
                                                 -
-------------

33,106,775
--------------------------------------------------
-------------
Defense--0.0%
   8,800     ESCO Electronics Corp. (a)
155,100
--------------------------------------------------
-------------
Electrical Utilities--0.6%
 274,900     TNP Enterprises, Inc.
6,906,863
--------------------------------------------------
-------------
Electrical Equipment--2.4%
 432,400     Belden, Inc.
16,296,075
   5,500     Lincoln Electric Co.
231,688
 182,900     Lincoln Electric Co., Class A
7,521,762
 283,400     Woodhead Industries, Inc.
5,880,550
                                                 -
-------------

29,930,075
--------------------------------------------------
-------------
Electronics--4.4%
  34,500     Berg Electronics Corp. (a)
1,854,375
 263,900     Continental Circuits Corp. (a)
4,981,112
 453,400     Marshall Industries (a)
17,569,250
 449,700     Methode Eletronics, Inc., Class A
11,579,775
1,050,400    Pioneer Standard Electronics,
                Inc.
18,053,750
                                                 -
-------------

54,038,262
--------------------------------------------------
-------------
Environmental Services--0.3%
 247,807     BHA Group, Inc. (a)
4,274,671

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of          PRUDENTIAL
SMALL COMPANY
September 30, 1997                      VALUE
FUND, INC.
--------------------------------------------------
----------
--------------------------------------------------
----------

Shares       Description                    Value
(Note 1)
--------------------------------------------------
----------
Financial Services--0.7%
  92,400     Finova Group, Inc.                  $
8,743,350
--------------------------------------------------
-------------
Food Distribution--0.5%
 195,400     JP Foodservice, Inc. (a)
6,155,100
--------------------------------------------------
-------------
Food Retail--0.9%
 377,900     Dominicks Supermarkets, Inc. (a)
11,407,856
--------------------------------------------------
-------------
Foods--0.2%
 140,600     Ingles Markets, Inc., Class A
1,845,375
--------------------------------------------------
-------------
Furniture--0.6%
 414,600     Furniture Brands International,
                Inc. (a)
7,825,575
--------------------------------------------------
-------------
Health Services--2.1%
 462,400     Maxicare Health Plans, Inc. (a)
8,612,200
 463,900     Sierra Health Services, Inc. (a)
16,990,337
                                                 -
-------------

25,602,537
--------------------------------------------------
-------------
Hospital Management--2.3%
 650,600     Universal Health Services, Inc.,
                Class B (a)
28,138,450
--------------------------------------------------
-------------
Household Products--1.8%
 177,200     Libbey, Inc.
6,323,825
 479,600     Premark International, Inc.
15,347,200
                                                 -
-------------

21,671,025
--------------------------------------------------
-------------
Insurance--12.0%
 331,550     Allied Group, Inc.
16,846,884
 172,500     Allmerica Financial Corp.
7,579,219
 510,600     AmVestors Financial Corp.
11,041,725
 281,500     Capital Re Corp.
17,171,500
 294,200     Enhance Financial Services Group,
                Inc.
16,107,450
 204,900     Equitable of Iowa Companies
13,728,300
 549,200     Financial Security Assurance
                Holdings, Ltd.
25,537,800
 163,300     Harleysville Group, Inc.            $
6,858,600
 178,100     Liberty Corp.
8,059,025
 414,400     MMI Cos., Inc.
10,929,800
 164,100     Philadelphia Consolidated Holding
                Corp. (a)
7,107,581
 177,000     Poe & Brown, Inc.
7,301,250
                                                 -
-------------

148,269,134
--------------------------------------------------
-------------
Lodging/Gaming--1.2%
 801,400     Red Roof Inns, Inc. (a)
15,226,600
--------------------------------------------------
-------------
Machinery--2.0%
 594,780     Allied Products Corp.
14,720,805
 269,700     CTB International Corp. (a)
4,247,775
 312,000     Omniquip International, Inc. (a)
5,733,000
                                                 -
-------------

24,701,580
--------------------------------------------------
-------------
Media--3.8%
  31,000     Central Newspapers, Inc., Class A
2,301,750
1,657,500    Century Communications Corp.,
                Class A (a)
12,638,437
 749,290     Granite Broadcasting Corp. (a)
8,897,819
 309,700     TCA Cable TV, Inc.
12,078,300
 319,500     Young Broadcasting, Inc., Class A
                (a)
10,942,875
                                                 -
-------------

46,859,181
--------------------------------------------------
-------------
Metals Processing--2.3%
 254,800     Chase Industries, Inc. (a)
7,325,500
 434,400     Ryerson Tull, Inc., Class A (a)
7,031,850
 434,400     Wolverine Tube, Inc. (a)
13,629,300
                                                 -
-------------

27,986,650
--------------------------------------------------
-------------
Miscellaneous Industrial--16.9%
 715,488     Applied Industrial Technologies,
                Inc.
24,639,601
 478,600     Blount International, Inc., Class
                A
24,139,387
 281,800     Carlisle Companies, Inc.
12,522,487
 330,900     Cascade Corp.
6,535,275
 347,400     Clarcor, Inc.
9,944,325
 277,000     DT Industries, Inc.
9,141,000
 307,600     Graco, Inc.
10,996,700

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of          PRUDENTIAL
SMALL COMPANY
September 30, 1997                      VALUE
FUND, INC.
--------------------------------------------------
----------
--------------------------------------------------
----------

Shares       Description                    Value
(Note 1)
--------------------------------------------------
----------
Miscellaneous Industrial (contclquod.)
 263,100     Greenfield Industries, Inc.         $
7,564,125
 857,000     Jason, Inc. (a)
7,070,250
 434,546     Mark IV Industries, Inc.
11,678,424
 376,700     Pentair, Inc.
13,890,812
 521,600     Regal Beloit Corp.
16,039,200
 213,835     Robbins & Myers, Inc.
8,232,648
 218,100     Roper Industries
7,360,875
 299,900     Standex International Corp.
9,446,850
 713,100     United Dominion Industries, Ltd.
                (Canada)
20,189,644
 214,810     Varlen Corp.
8,484,995
                                                 -
-------------

207,876,598
--------------------------------------------------
-------------
Nursing Homes--0.4%
 456,300     GranCare, Inc. (a)
5,390,044
--------------------------------------------------
-------------
Oil & Gas Exploration/Production--5.6%
 545,300     Comstock Resources, Inc. (a)
6,305,031
 530,200     Louis Dreyfus Natural Gas Corp.
                (a)
11,796,950
 126,500     Mitchell Energy & Development
                Corp., Class A
3,581,531
  85,250     Mitchell Energy & Development
                Corp., Class B
2,376,344
 304,900     Pioneer Natural Resources Co.
12,767,688
 672,300     Santa Fe Energy Resources, Inc.
                (a)
8,403,750
  35,900     Swift Energy Co. (a)
1,011,931
 457,200     Vintage Petroleum, Inc.
22,517,100
                                                 -
-------------

68,760,325
--------------------------------------------------
-------------
Paper & Packaging--0.6%
 186,800     Schweitzer-Mauduit International,
                Inc.
7,939,000
--------------------------------------------------
-------------
Precious Metals--0.2%
  84,300     Handy & Harman
1,928,363
--------------------------------------------------
-------------
Printing & Publishing--2.1%
 628,800     Big Flower Press Holdings, Inc.
                (a)
14,580,300
 364,800     World Color Press, Inc. (a)
11,012,400
                                                 -
-------------

25,592,700
Railroads--0.7%
 259,500     Kansas City Southern Industries,
                Inc.                             $
8,936,531
--------------------------------------------------
-------------
Regional Banks--1.0%
 170,100     Community First Bankshares, Inc.
8,249,850
 101,400     Peoples Heritage Financial Group
4,290,488
                                                 -
-------------

12,540,338
--------------------------------------------------
-------------
Restaurants--0.7%
  33,300     Ruby Tuesday, Inc. (a)
849,150
 657,300     Ryanclquos Family Steak Houses,
                Inc. (a)
6,038,944
 125,260     VICORP Restaurants, Inc. (a)
2,004,160
                                                 -
-------------

8,892,254
--------------------------------------------------
-------------
Retail--3.1%
 526,800     BJclquos Wholesale Club, Inc. (a)
15,375,975
 339,600     Dress Barn, Inc. (a)
8,150,400
 440,800     Homebase, Inc. (a)
3,967,200
 242,550     Regis Corp.
6,124,387
 249,300     Tractor Supply Co. (a)
4,923,675
                                                 -
-------------

38,541,637
--------------------------------------------------
-------------
Savings & Loan--1.7%
 413,800     Astoria Financial Corp.
20,819,312
--------------------------------------------------
-------------
Specialty Chemicals--2.8%
 235,000     Cambrex Corp.
10,956,875
 468,600     Lilly Industries, Inc., Class A
9,840,600
 121,300     Rogers Corp. (a)
5,246,225
 535,300     Spartech Corp.
8,029,500
                                                 -
-------------

34,073,200
--------------------------------------------------
-------------
Steel - Producers--0.8%
 276,400     Quanex Corp.
9,691,275
--------------------------------------------------
-------------
Textiles--0.8%
 369,300     Guilford Mills, Inc.
9,601,800

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of          PRUDENTIAL
SMALL COMPANY
September 30, 1997                      VALUE
FUND, INC.
--------------------------------------------------
----------
--------------------------------------------------
----------

Shares       Description                    Value
(Note 1)
--------------------------------------------------
----------
Tobacco--0.1%
  41,300     Dimon, Inc.                         $
1,032,500
--------------------------------------------------
-------------
Trucking & Shipping--2.0%
 517,800     Interpool, Inc.
9,126,225
 562,650     Pittston Burlington Group (a)
15,965,194
                                                 -
-------------

25,091,419
             Total common stocks
                (cost $793,247,679)
1,097,730,496
                                                 -
-------------
--------------------------------------------------
-------------
PREFERRED STOCK--0.4%
Industrial
 197,500     DECS Trust, Convertible 8.50%
                (cost $4,665,937)
4,851,094
                                                 -
-------------
CORPORATE BOND--0.4%
$  2,679     Robbins & Myers, Inc.,
                Convertible
             6.50%, 9/1/03
                (Misc. Industrial) (cost
                $2,679,000)                      $
4,073,205
                                                 -
-------------
             Total long-term investments
                (cost $800,592,616)
1,106,654,795
                                                 -
-------------
SHORT-TERM INVESTMENT--9.7%
--------------------------------------------------
-------------
Repurchase Agreement
 119,958     Joint Repurchase Agreement
                Account
                6.13%, 10/1/97
                (cost $119,958,000; Note 5)
119,958,000
                                                 -
-------------
--------------------------------------------------
-------------
Total Investments--99.6%
             (cost $920,550,616; Note 4)
1,226,612,795
             Other assets in excess of
                liabilities--0.4%
5,209,732
                                                 -
-------------
             Net Assets--100%
$1,231,822,527
                                                 -
-------------
                                                 -
-------------

---------------
ADR--American Depository Receipt.
(a) Non-income producing security.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL SMALL COMPANY
Statement of Assets and Liabilities
VALUE FUND, INC.
--------------------------------------------------
------------------------------

Assets
September 30, 1997

------------------
Investments, at value (cost
$920,550,616).....................................
 .........................        $1,226,612,795
Cash..............................................
 ..................................................
 ...             1,333,423
Receivable for Fund shares
sold..............................................
 ..........................            16,060,922
Receivable for investments
sold..............................................
 ..........................             7,551,773
Dividends and interest
receivable........................................
 ..............................
552,466
Deferred expenses and other
assets............................................
 .........................                18,492

--------------
   Total
assets............................................
 ............................................
1,252,129,871

--------------
Liabilities
Payable for Fund shares
reacquired........................................
 .............................
10,060,672
Payable for investments
purchased.........................................
 .............................
8,712,236
Management fee
payable...........................................
 ......................................
667,734
Distribution fee
payable...........................................
 ....................................
593,738
Accrued
expenses..........................................
 .............................................
272,964

--------------
   Total
liabilities.......................................
 ............................................
20,307,344

--------------
Net
Assets............................................
 .................................................
$1,231,822,527

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .................................        $
675,894
   Paid-in capital in excess of
par...............................................
 .....................           805,291,351

--------------

805,967,245
   Accumulated net realized gain on
investments.......................................
 .................           119,793,103
   Net unrealized appreciation on
investments.......................................
 ...................           306,062,179

--------------
Net assets, September 30,
1997..............................................
 ...........................        $1,231,822,527

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($412,979,533 / 21,795,052 shares of common
stock issued and
outstanding)........................
$18.95
   Maximum sales charge (5% of offering
price)............................................
 .............                  1.00

--------------
   Maximum offering price to
public............................................
 ........................                  $19.95

------------------

------------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($645,579,275 / 36,602,678 shares of common
stock issued and
outstanding)........................
$17.64

------------------

------------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($22,049,204 / 1,250,164 shares of common
stock issued and
outstanding)..........................
$17.64

------------------

------------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($151,214,515 / 7,941,500 shares of common
stock issued and
outstanding).........................
$19.04

------------------

------------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL SMALL COMPANY
VALUE FUND, INC.
Statement of Operations
--------------------------------------------------
----------

Year Ended
Net Investment Income (Loss)
September 30, 1997
Income
   Dividends (net of foreign withholding
      taxes of $29,384).....................
$  6,294,365
   Interest.................................
5,058,311

------------
      Total income..........................
11,352,676

------------
Expenses
   Management fee...........................
5,864,087
   Distribution fee--Class A................
719,734
   Distribution fee--Class B................
4,437,608
   Distribution fee--Class C................
87,617
   Transfer agentclquos fees and expenses...
1,358,000
   Reports to shareholders..................
360,000
   Registration fees........................
190,000
   Custodianclquos fees and expenses........
177,000
   Audit fee................................
25,000
   Legal fees and expenses..................
22,500
   Directorsclquo fees and expenses.........
23,000
   Miscellaneous............................
2,857

------------
      Total expenses........................
13,267,403

------------
Net investment income (loss)................
(1,914,727)

------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions.............................
138,255,423
Net change in unrealized appreciation on
   investments..............................
201,444,620

------------
Net gain on investments.....................
339,700,043

------------
Net Increase in Net Assets
Resulting from Operations...................
$337,785,316

------------

------------


PRUDENTIAL SMALL COMPANY
VALUE FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------
----------

Increase (Decrease)                   Year Ended
September 30,
in Net Assets                           1997
1996
Operations
   Net investment income
      (loss)...................    $   (1,914,727)
$    (579,529)
   Net realized gain on
      investments..............       138,255,423
96,387,630
   Net change in unrealized
      appreciation on
      investments..............       201,444,620
(17,952,802)
                                   --------------
-------------
   Net increase in net assets
      resulting from
      operations...............       337,785,316
77,855,299
                                   --------------
-------------
Distributions from net realized
   capital gains (Note 1)
   Class A.....................       (35,968,641)
(11,343,132)
   Class B.....................       (62,311,718)
(17,645,142)
   Class C.....................          (737,555)
(93,369)
   Class Z.....................       (10,814,701)
--
                                   --------------
-------------
                                     (109,832,615)
(29,081,643)
                                   --------------
-------------
Fund share transactions (net of
   conversions) (Note 6)
   Proceeds from shares sold...     1,508,723,401
594,169,971
   Net asset value of shares
      issued in reinvestment of
      distributions............       105,395,777
27,854,955
   Cost of shares reacquired...    (1,299,254,732)
(587,442,637)
                                   --------------
-------------
   Net increase in net assets
      from Fund share
      transactions.............       314,864,446
34,582,289
                                   --------------
-------------
Total increase.................       542,817,147
83,355,945
Net Assets
Beginning of year..............       689,005,380
605,649,435
                                   --------------
-------------
End of year....................    $1,231,822,527
$ 689,005,380
                                   --------------
-------------
                                   --------------
-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL SMALL COMPANY
Notes to Financial Statements
VALUE FUND, INC.
--------------------------------------------------
------------------------------
Prudential Small Company Value Fund, Inc.,
formerly Prudential Small Companies
Fund, Inc. (the openqopenqFundclquoclquo), is
registered under the Investment
Company Act of 1940 as a diversified, open-end
management investment company.
The investment objective of the Fund is to achieve
capital growth, by investing
in a carefully selected portfolio of common
stocks. Investment income is of
incidental importance, and the Fund may invest in
securities which do not
produce any income.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuations: Investments traded on a
national securities exchange are
valued at the last reported sales price on the
primary exchange on which they
are traded. Securities traded in the over-the-
counter market (including
securities listed on exchanges whose primary
market is believed to be
over-the-counter) and listed securities for which
no sale was reported on that
date are valued at the mean between the last
reported bid and asked prices. Any
security for which a reliable market quotation is
unavailable is valued at fair
value as determined in good faith by or under the
direction of the Fundclquos
Board of Directors. Short-term securities which
mature in more than 60 days are
valued based upon current market quotations. Short-
term securities which mature
in 60 days or less are valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fundclquos policy that its
custodian or designated
subcustodians, as the case may be under triparty
repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction, including accrued interest.
If the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may be
delayed or limited.
All securities are valued as of 4:15 p.m., New
York time.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date; interest income is recorded on
the accrual basis. Expenses are
recorded on the accrual basis which may require
the use of certain estimates by
management.
Net investment income (loss), other than
distribution fees, and unrealized and
realized gains or losses are allocated daily to
each class of shares of the Fund
based upon the relative proportion of net assets
of each class at the beginning
of the day.
Taxes: It is the Fundclquos policy to continue to
meet the requirements of the
Internal Revenue Code applicable to regulated
investment companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been
provided for in accordance with
the Fundclquos understanding of the applicable
countryclquos tax rules and
rates.
Dividends and Distributions: The Fund expects to
pay dividends of net investment
income, if any, semi-annually and make
distributions at least annually of any
net capital gains. Dividends and distributions are
recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
the American Institute of
Certified Public Accountantsclquo Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income, Capital Gain and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed net
investment income and decrease
accumulated net realized gain on investment by
$1,914,727 for net operating
losses during the fiscal year ended September 30,
1997. Net investment income,
net realized gains and net assets were not
affected by this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC (openqopenqPIFMclquoclquo). Pursuant to this
agreement, PIFM has
responsibility for all investment advisory
services and supervises the
subadviserclquos performance of such services.
Pursuant to a subadvisory
agreement between PIFM and The Prudential
Investment Corporation
(openqopenqPICclquoclquo), PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviserclquos services, the compensation of
officers of the Fund, occupancy
and certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
--------------------------------------------------
------------------------------

PRUDENTIAL SMALL COMPANY
Notes to Financial Statements
VALUE FUND, INC.
--------------------------------------------------
------------------------------
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .70 of 1% of the Fundclquos average daily
net assets.
The Fund has a distribution agreement with
Prudential Securities Incorporated
(openqopenqPSIclquoclquo), which acts as the
distributor of the Class A, Class
B, Class C and Class Z shares of the Fund. The
Fund compensates PSI for
distributing and servicing the Fundclquos Class A,
Class B and Class C shares,
pursuant to plans of distribution, (the
openqopenqClass A, B and C
Plansclquoclquo), regardless of expenses actually
incurred by PSI. The
distribution fees for Class A, B and C shares are
accrued daily and payable
monthly. PSI also incurs the expenses of
distributing the Fundclquos Class Z
shares under the distribution agreement, none of
which is reimbursed or paid by
the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B
and C shares, respectively.
Such expenses were .25 of 1%, 1% and 1% of the
average daily net assets of the
Class A, Class B and Class C shares, respectively,
for the year ended September
30, 1997.
PSI has advised the Fund that it has received
approximately $1,019,000 in
front-end sales charges resulting from sales of
Class A shares during the year
ended September 30, 1997. From these fees, PSI
paid such sales charges to Pruco
Securities Corporation, an affiliated broker-
dealer, which in turn paid
commissions to salespersons and incurred other
distribution costs.
PSI has advised the Fund that for the year ended
September 30, 1997, it received
approximately $697,300 and $3,300 in contingent
deferred sales charges imposed
upon certain redemptions by Class B and Class C
shareholders, respectively.
PSI, PIFM and PIC are indirect, wholly-owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered
investment companies (the
openqopenqFundsclquoclquo), entered into a credit
agreement (the
openqopenqAgreementclquoclquo) on December 31,
1996 with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. The Agreement
expires on December 30, 1997. Interest on any such
borrowings outstanding will
be at market rates. The purposes of the Agreement
is to serve as an alternative
source of funding for capital share redemptions.
The Fund has not borrowed any
amounts pursuant to the Agreement as of September
30, 1997. The Funds pay a
commitment fee at an annual rate of .055 of 1% on
the unused portion of the
credit facility. The commitment fee is accrued and
paid quarterly on a pro-rata
basis by the Funds.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC
(openqopenqPMFSclquoclquo), a wholly-owned
subsidiary of PIFM, serves as the Fundclquos
transfer agent. During the year
ended September 30, 1997, the Fund incurred fees
of approximately $1,160,000 for
the services of PMFS. As of September 30, 1997,
approximately $116,000 of such
fees were due to PMFS. Transfer agent fees and
expenses in Statement of
Operations include certain out-of-pocket expenses
paid to non-affliates.
For the year ended September 30, 1997, PSI earned
approximately $1,400 in
brokerage commissions from portfolio transactions
executed on behalf of the
Fund.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the year ended September 30, 1997 were
$600,770,033 and $436,067,635,
respectively.
The federal income tax basis of the Fundclquos
investments at September 30, 1997
was $920,731,478 and, accordingly, net unrealized
appreciation for federal
income tax purposes was $305,881,317 (gross
unrealized
appreciation--$308,757,380 gross unrealized
depreciation--$2,876,063).
--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered
investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or federal agency obligations. As
of September 30, 1997, the
Fund had a 8.90% undivided interest in the joint
account. The undivided interest
for the Fund represents $119,958,000 in the
principal amount. As of such date,
each repurchase agreement in the joint account and
the collateral therefor were
as follows:
Credit Suisse First Boston Corp., 6.15%, in the
principal amount of
$341,000,000, repurchase price $341,058,254, due
10/1/97. The value of the
collateral including accrued interest was
$352,935,110.
Goldman, Sachs & Co. Inc., 6.15%, in the principal
amount of $341,000,000,
repurchase price $341,058,254, due 10/1/97. The
value of the collateral
including accrued interest was $347,820,010.
--------------------------------------------------
------------------------------

PRUDENTIAL SMALL COMPANY
Notes to Financial Statements
VALUE FUND, INC.
--------------------------------------------------
------------------------------
Morgan Stanley, Dean Witter, Discover & Co.,
6.15%, in the principal amount of
$325,256,000, repurchase price $325,311,565, due
10/1/97. The value of the
collateral including accrued interest was
$331,761,960.
UBS Securities, LLC, 6.06%, in the principal
amount of $341,000,000, repurchase
price $341,057,402, due 10/1/97. The value of the
collateral including accrued
interest was $347,821,030.
--------------------------------------------------
----------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to to 5%.
Class B shares are sold with
a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 750 million shares of common stock authorized $.01 par value per share, divided into four classes, designated Class
A, Class B, Class C and Class
Z common stock. Class A, Class B and Class Z shares each consist of 200 million authorized shares. Class C shares consist of 150 million authorized shares.
Transactions in shares of common stock for the years ended September 30, 1997 and 1996 were as follows:

Class A                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended September 30, 1997:
Shares sold........................   58,541,824
$ 901,368,248
Shares issued in reinvestment of
  distributions....................    2,537,905
34,540,892
Shares reacquired..................  (56,528,491)
(869,785,004)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................    4,551,238
66,124,136
Shares issued upon conversion from
  Class B..........................    1,732,321
27,796,514
                                     -----------
-------------
Net increase in shares
  outstanding......................    6,283,559
$  93,920,650
                                     -----------
-------------
                                     -----------
-------------
Class A                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended September 30, 1996:
Shares sold........................   30,393,176
$ 429,242,812
Shares issued in reinvestment of
  distributions....................      835,885
10,983,529
Shares reacquired..................  (29,632,995)
(419,271,484)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................    1,596,066
20,954,857
Shares issued upon conversion from
  Class B..........................    1,312,309
18,909,540
Shares reacquired upon conversion
  into Class Z.....................   (4,480,718)
(61,296,301)
                                     -----------
-------------
Net decrease in shares
  outstanding......................   (1,572,343)
$ (21,431,904)
                                     -----------
-------------
                                     -----------
-------------
Class B
-----------------------------------
Year ended September 30, 1997:
Shares sold........................   20,787,255
$ 309,922,681
Shares issued in reinvestment of
  distributions....................    4,656,202
59,320,016
Shares reacquired..................  (13,133,974)
(187,564,507)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................   12,309,483
181,678,190
Shares reacquired upon conversion
  into Class A.....................   (1,856,230)
(27,796,514)
                                     -----------
-------------
Net increase in shares
  outstanding......................   10,453,253
$ 153,881,676
                                     -----------
-------------
                                     -----------
-------------
Year ended September 30, 1996:
Shares sold........................   10,646,908
$ 141,359,376
Shares issued in reinvestment of
  distributions....................    1,340,218
16,779,529
Shares reacquired..................  (11,138,852)
(146,886,969)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................      848,274
11,251,936
Shares reacquired upon conversion
  into Class A.....................   (1,382,405)
(18,909,540)
                                     -----------
-------------
Net decrease in shares
  outstanding......................     (534,131)
$  (7,657,604)
                                     -----------
-------------
                                     -----------
-------------
Class C
-----------------------------------
Year ended September 30, 1997:
Shares sold........................    1,398,968
$  20,854,398
Shares issued in reinvestment of
  distributions....................       56,529
720,186
Shares reacquired..................     (503,684)
(7,062,824)
                                     -----------
-------------
Net increase in shares
  outstanding......................      951,813
$  14,511,760
                                     -----------
-------------
                                     -----------
-------------
Year ended September 30, 1996:
Shares sold........................      403,369
$   5,378,137
Shares issued in reinvestment of
  distributions....................        7,340
91,897
Shares reacquired..................     (226,306)
(3,018,680)
                                     -----------
-------------
Net increase in shares
  outstanding......................      184,403
$   2,451,354
                                     -----------
-------------
                                     -----------
-------------

--------------------------------------------------
------------------------------

PRUDENTIAL SMALL COMPANY
Notes to Financial Statements
VALUE FUND, INC.
--------------------------------------------------
------------------------------

Class Z                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended September 30, 1997:
Shares sold........................   17,575,451
$ 276,578,074
Shares issued in reinvestment of
  distributions....................      792,865
10,814,683
Shares reacquired..................  (14,899,669)
(234,842,397)
                                     -----------
-------------
Net increase in shares
  outstanding......................    3,468,647
$  52,550,360
                                     -----------
-------------
                                     -----------
-------------
March 1, 1996(a) through
  September 30, 1996:
Shares sold........................    1,257,435
$  18,189,646
Shares reacquired..................   (1,265,300)
(18,265,504)
                                     -----------
-------------
Net decrease in shares outstanding
  before conversion................       (7,865)
(75,858)
Shares issued upon conversion from
  Class A..........................    4,480,718
61,296,301
                                     -----------
-------------
Net increase in shares
  outstanding......................    4,472,853
$  61,220,443
                                     -----------
-------------
                                     -----------
-------------
--------------------------------------------------
--------------
(a) Commencement of offering of Class Z shares.

--------------------------------------------------
------------------------------

PRUDENTIAL SMALL COMPANY
Financial Highlights                        VALUE
FUND, INC.
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
---------

Year Ended September 30,

--------------------------------------------------
---------

1997         1996         1995         1994
1993

--------     --------     --------     --------
-------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of
year..................   $  15.30     $  14.18
$  12.40     $  13.06     $ 11.25

--------     --------     --------     --------
-------
Income from investment operations
Net investment income
(loss)........................        .02
 .04          .05        --            .03
Net realized and unrealized gain on investment

transactions.....................................
6.06         1.75         2.57          .13
3.14

--------     --------     --------     --------
-------
   Total from investment
operations.................       6.08
1.79         2.62          .13        3.17

--------     --------     --------     --------
-------
Less distributions
Distributions from net realized capital
gains.......      (2.43)        (.67)        (.84)
(.79)      (1.36)

--------     --------     --------     --------
-------
Net asset value, end of
year........................   $  18.95     $
15.30     $  14.18     $  12.40     $ 13.06

--------     --------     --------     --------
-------

--------     --------     --------     --------
-------
TOTAL
RETURN(b):....................................
45.92%       13.38%       23.29%        1.13%
30.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................   $412,980
$237,306     $242,231     $103,078     $94,842
Average net assets
(000)............................   $287,894
$223,091     $174,449     $ 97,877     $69,801
Ratios to average net assets:
   Expenses, including distribution
fees............       1.21%        1.24%
1.33%        1.33%       1.17%
   Expenses, excluding distribution
fees............        .96%         .99%
1.08%        1.09%        .97%
   Net investment income
(loss).....................        .15%
 .33%         .30%         .00%        .26%
For Class A, B, C and Z shares:
   Portfolio
turnover...............................
58%          53%          64%          82%
68%
   Average commission rate paid per
share...........   $  .0470     $  .0515
N/A          N/A         N/A

---------------
(a) Calculated based upon weighted average shares
outstanding during the year.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL SMALL COMPANY
Financial Highlights
VALUE FUND, INC.
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
----------

Year Ended September 30,

--------------------------------------------------
----------

1997         1996         1995         1994
1993

--------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of
period................   $  14.49     $  13.56
$  11.99     $  12.74     $  11.08

--------     --------     --------     --------
--------
Income from investment operations
Net investment income
(loss)........................       (.09)
(.06)        (.06)        (.09)        (.06)
Net realized and unrealized gain on investment

transactions.....................................
5.67         1.66         2.47          .13
3.08

--------     --------     --------     --------
--------
   Total from investment
operations.................       5.58
1.60         2.41          .04         3.02

--------     --------     --------     --------
--------
Less distributions
Distributions from net realized capital
gains.......      (2.43)        (.67)        (.84)
(.79)       (1.36)

--------     --------     --------     --------
--------
Net asset value, end of
period......................   $  17.64     $
14.49     $  13.56     $  11.99     $  12.74

--------     --------     --------     --------
--------

--------     --------     --------     --------
--------
TOTAL
RETURN(b):....................................
44.91%       12.56%       22.37%         .34%
29.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $645,579     $378,861
$361,873     $425,502     $376,068
Average net assets
(000)............................   $443,761
$355,636     $349,929     $399,920     $278,659
Ratios to average net assets:
   Expenses, including distribution
fees............       1.96%        1.99%
2.08%        2.09%        1.97%
   Expenses, excluding distribution
fees............        .96%         .99%
1.08%        1.09%         .97%
   Net investment income
(loss).....................       (.60)%
(.42)%       (.51)%       (.76)%       (.54)%

---------------
(a) Calculated based upon weighted average shares
outstanding during the year.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

PRUDENTIAL SMALL COMPANY
Financial Highlights
VALUE FUND, INC.
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
-----------

August 1,

1994(d)

Year Ended September 30,                  Through

-------------------------------------------
September 30,

1997           1996              1995
1994

-------     -------------     -------------     --
-----------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of
period................   $ 14.49        $ 13.56
$ 11.99           $ 11.61

-------        -------           -------
-------
Income from investment operations
Net investment income
(loss)........................      (.09)
(.06)             (.06)             (.01)
Net realized and unrealized gain on investment

transactions.....................................
5.67           1.66              2.47
 .39

-------        -------           -------
-------
   Total from investment
operations.................      5.58
1.60              2.41               .38

-------        -------           -------
-------
Less distributions
Distributions from net realized capital
gains.......     (2.43)          (.67)
(.84)           --

-------        -------           -------
-------
Net asset value, end of
period......................   $ 17.64        $
14.49           $ 13.56           $ 11.99

-------        -------           -------
-------

-------        -------           -------
-------
TOTAL
RETURN(b):....................................
44.91%         12.56%            22.37%
3.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $22,049        $
4,323           $ 1,545           $   269
Average net assets
(000)............................   $ 8,762
$ 2,786           $   784           $   179
Ratios to average net assets:
   Expenses, including distribution
fees............      1.96%          1.99%
2.08%             2.22%(c)
   Expenses, excluding distribution
fees............       .96%           .99%
1.08%             1.22%(c)
   Net investment income
(loss).....................      (.60)%
(.42)%            (.46)%            (.31)%(c)

Class Z

-------------------------------

March 1,

1996(e)

Year Ended          Through

September 30,     September 30,

1997              1996

-------------     -------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of
period................    $   15.32          $
13.69

---------          -------
Income from investment operations
Net investment income
(loss)........................          .06
 .05
Net realized and unrealized gain on investment

transactions.....................................
6.09             1.58

---------          -------
   Total from investment
operations.................         6.15
1.63

---------          -------
Less distributions
Distributions from net realized capital
gains.......        (2.43)              --

---------          -------
Net asset value, end of
period......................    $   19.04
$ 15.32

---------          -------

---------          -------
TOTAL
RETURN(b):....................................
46.38%           11.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $ 151,215
$68,516
Average net assets
(000)............................    $  97,310
$66,228
Ratios to average net assets:
   Expenses, including distribution
fees............          .96%             .99%(c)
   Expenses, excluding distribution
fees............          .96%             .99%(c)
   Net investment income
(loss).....................          .40%
 .58%(c)

---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     16

PRUDENTIAL SMALL COMPANY
Report of Independent Accountants
VALUE FUND, INC.
--------------------------------------------------
------------------------------
The Shareholders and Board of Directors of
Prudential Small Company Value Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Small Company Value
Fund, Inc., formerly Prudential Small Companies
Fund, Inc., at September 30,
1997, results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as openqopenqfinancial statementsclquoclquo) are the responsibility of the Fundclquos management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 19, 1997


PRUDENTIAL SMALL COMPANY
Federal Income Tax Information
VALUE FUND, INC.
--------------------------------------------------
------------------------------
We are required by the Internal Revenue Code to
advise you within 60 days of the
Fundclquos fiscal year end (September 30, 1997) as
to the federal tax status of
distributions paid by the Fund during such fiscal
year. Accordingly, during its
fiscal year ended September 30, 1997, the Fund
paid distributions from net
realized short-term capital gains of $.354 per
Class A, Class B, Class C and
Class Z shares, which are taxable as ordinary
income, and $2.071 per Class A,
Class B, Class C and Class Z shares from net
realized long-term capital gains,
which are taxable as such. Further, we wish to
advise you that 37% of the
ordinary income dividends paid in the fiscal year
ended September 30, 1997
qualified for the corporate dividends received
deduction available to corporate
taxpayers.
In January 1998, you will be advised on IRS Form
1099 DIV or substitute 1099 as
to the federal tax status of the dividends and
distributions received by you in
calendar year 1997. The amounts that will be
reported on such Form 1099 DIV or
substitute will be the amounts to use on your 1997
federal income tax return and
probably will differ from the amounts which we
must report for the Fundclquos
fiscal year ended September 30, 1997.
--------------------------------------------------
------------------------------

Getting The Most From Your Prudential Mutual Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income
(mostly interest and
dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual
Funds prices securities. The Notes also explain who manages and distributes the
Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.
--------------------------------------------------
-----------------------------
Change Your Mind.
You can exchange your shares in most Prudential
Mutual Funds for shares in
most other Prudential Mutual Funds, without
charges. This may be most helpful
if your investment needs change.
--------------------------------------------------
-----------------------------
Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains
distributions automatically --
without charge.
--------------------------------------------------
-----------------------------
Invest For Retirement.
There is no minimum investment for an IRA. Plus, you defer taxes on your investment earnings by investing in an IRA.

If you'd like, you can contribute up to $2,000 a
year in an IRA. And if you
are married and not covered by a retirement plan
at work, you and your spouse
may each contribute $2,000 a year to an IRA for a
total of $4,000.
--------------------------------------------------
-----------------------------
Change Your Job.
You can take your pension with you. Use a rollover
IRA to manage your
company-sponsored retirement plan while retaining
the special tax-deferred
advantages.
--------------------------------------------------
-----------------------------
Invest In Your Children.
There's no fee to open a custodial account for a
child's education or other
needs.
--------------------------------------------------
-----------------------------
Take Income.
Would you like to receive monthly or quarterly
checks in any amount from your
fund account? Just let us know. We'll take care of
it. Of course, there are
minimum amounts. And shares redeemed may be
subject to tax, and Class B and C
shares may be subject to contingent deferred sales
charges. We'll gladly
answer your questions.
--------------------------------------------------
-----------------------------
Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Comparing A $10,000 Investment.
--------------------------------------------
Prudential Small Company Value Fund, Inc. vs.
the Russell 2000 Index.

Prudential Small Company
Value Fund, Inc.

Russell 2000 Index

Class A
(CHART)

Class B
(CHART)

Class C
(CHART)

Class Z
(CHART)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The box on top of the graphs are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return exclusive of sales charges since the inception of
Class A and B shares.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential
Small Company Value Fund, Inc.,
(Class A, Class B, Class C and Class Z) with a similar investment in the
Russell 2000 Index by portraying the initial account values at the commencement of operations of Class A, Class C and Class Z shares and for 10 years for Class
B shares, and subsequent account values at the end of this most recent reporting period (September 30), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1987 for Class B shares, in 1994 for Class C shares and in 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on September 30, 1997; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares automatically convert to
Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Class Z shares do not have a sales charge or a distribution fee.

The Russell 2000 is a weighted index, representing the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S.
corporations and represents
approximately 10% of their aggregate market value.
The Index is unmanaged and
includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities in the Index may differ
substantially from the securities in the Fund. The Index is not the only one that may be used to characterize performance of this fund and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Caren A. Cunningham, Assistant Secretary
Marguerite E. H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY  10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743968109  MF109E
743968208  Cat. #642001I
743968307
743968406